ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 14.6%

Agriculture – 1.5%
Village Farms International, Inc. (Canada)(a)(b)	3,878,729	$11,015,590

Pharmaceuticals – 13.1%
Curaleaf Holdings, Inc.(b)	30,375,104	65,002,723
Fluent Corp.(b)	5,163,788	153,365
Hempfusion Wellness, Inc. (Canada)(b)(c)	2,388,103	0
SNDL, Inc. (Canada)(b)	2,625,776	3,466,024
TerrAscend Corp. (Canada)†(b)	41,468,591	26,377,134
Total Pharmaceuticals		94,999,246

Total Common Stocks (Cost $186,044,981)		106,014,836

MONEY MARKET FUNDS – 7.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(d)	51,357,593	51,357,593
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.29%(d)(e)	6,875	6,875
Total Money Market Funds (Cost $51,364,468)		51,364,468

Total Investments – 21.6% (Cost $237,409,449)		157,379,304
Other Assets in Excess of Liabilities – 78.4%		571,367,463
Net Assets – 100.0%		$728,746,767

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $14,200; the aggregate market value of the collateral held by the fund is $6,875.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs.
(d)	Rate shown reflects the 7-day yield as of March 31, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$106,014,836	$–	$–	*	$106,014,836
Money Market Funds	51,364,468	–	–		51,364,468
Swaps†	–	39,321,494	–		39,321,494
Total	$157,379,304	$39,321,494	$–	*	$196,700,798

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(17,729,984)	$–	$(17,729,984)

*	Less than $1
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.5%
Pharmaceuticals	13.1
Money Market Funds	7.0
Total Investments	21.6
Other Assets in Excess of Liabilities	78.4
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Total return swap contracts outstanding as of March 31, 2026:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	$3,332,525	$3,315,635	$(16,890)
C21 Investments ORD	SOFR + 1.75%	Monthly	8/25/2026	995,732	948,500	(47,232)
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	2,114,439	2,104,091	(10,348)
C21 Investments ORD	OBFR + 4.00%	Monthly	12/31/2049	532,500	677,500	145,000
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	541,550	1,185,625	644,075
Cannabis Company Holdings	OBFR + 4.00%	Monthly	9/02/2026	535,673	–	(535,673)
Cannabis Company Holdings	OBFR + 4.00%	Monthly	12/31/2030	115,410	–	(115,410)
Cannabis Company Holdings	OBFR + 2.00%	Monthly	9/02/2026	738,041	–	(738,041)
Cannabis Company Holdings	SOFR + 1.75%	Monthly	9/02/2026	276,578	–	(276,578)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,934,330	8,613,000	2,678,670
Cresco Labs ORD	OBFR + 4.00%	Monthly	12/31/2049	10,530,000	11,745,000	1,215,000
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	18,442,326	18,349,472	(92,854)
Cresco Labs ORD	SOFR + 1.75%	Monthly	9/02/2026	5,997,438	5,367,900	(629,538)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	3,564,422	2,751,114	(813,308)
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	77,134,212	76,759,709	(374,503)
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	12/31/2049	10,395,000	11,770,000	1,375,000
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	2,727,751	6,420,000	3,692,249
Curaleaf Holdings SUB VOT	SOFR + 1.75%	Monthly	11/20/2026	17,286,139	16,050,000	(1,236,139)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,207,256	11,016,000	4,808,744
Glass House Brands	OBFR + 4.00%	Monthly	12/31/2049	2,729,939	4,080,000	1,350,061
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	25,868,112	25,753,719	(114,393)
Glass House Brands	SOFR + 1.75%	Monthly	11/20/2026	11,423,883	12,240,000	816,117
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	7,522,629	6,732,000	(790,629)
Green Thumb Industries SUB VOT	SOFR + 1.75%	Monthly	9/02/2026	32,618,192	31,900,000	(718,192)
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	76,455,245	76,104,838	(350,407)
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	12/31/2049	30,785,064	31,900,000	1,114,936
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	15,124,047	18,757,200	3,633,153
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	189,229	188,341	(888)
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,587,832	1,129,020	(458,812)
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	1,980,139	3,882,240	1,902,101
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	12/31/2049	5,626,646	6,318,750	692,104
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	5,022,587	5,000,759	(21,828)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.75%	Monthly	9/02/2026	2,620,503	2,653,875	33,372
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	490,614	487,889	(2,725)
Planet 13 Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	154,323	154,000	(323)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	990,011	577,500	(412,511)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	12/31/2049	675,000	770,000	95,000
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	2,051,257	2,041,330	(9,927)
Terrascend ORD	SOFR + 1.75%	Monthly	11/20/2026	1,322,765	1,272,150	(50,615)
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	7,523,577	7,488,470	(35,107)
Terrascend ORD	OBFR + 4.00%	Monthly	12/31/2049	2,093,838	2,385,281	291,443
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,780,922	3,141,638	1,360,716
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	12/31/2049	56,356,345	54,600,000	(1,756,345)
Trulieve Cannabis ORD	SOFR + 1.75%	Monthly	9/02/2026	19,059,847	16,800,000	(2,259,847)
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	47,974,130	47,733,207	(240,923)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	14,258,423	21,000,000	6,741,577
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	17,403,581	12,236,000	(5,167,581)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	897,856	893,935	(3,921)
Verano Holdings ORD	OBFR + 4.00%	Monthly	1/17/2027	9,975,000	11,655,000	1,680,000
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2026	4,715,824	9,768,000	5,052,176
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	22,000,926	21,913,750	(87,176)

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Verano Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	$10,191,306	$9,990,000	$(201,306)
Viero Growth	OBFR + 4.00%	Monthly	11/20/2026	904,722	760,200	(144,522)
Vireo Growth	OBFR + 2.00%	Monthly	11/20/2026	2,993,444	2,977,952	(15,492)
Net Unrealized Appreciation						$21,591,510

CF Secured, Clear Street, Marex Capital Markets, National Bank of Canada and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2026, cash in the amount of $596,176,913 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2026	Value at 3/31/2026	Dividend Income
TerrAscend Corp.	$7,338,396	$13,792,794	$(971,566)	$(108,155)	$6,325,665	41,468,591	$26,377,134	$–